Stockholders' equity	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 10 – Stockholders’ equity

On January 1, 2013, there were 30,874,508 common shares issued and outstanding, 1,225,994 common shares owed but not issued, and no preferred shares issued.  As of March 31, 2013, all of these shares were issued to their respective parties.

During the quarter ended March 31, 2013, three employees vested shares of common stock in accordance with their employment agreements (see Note 15).  The first was the CEO/Director, vesting 150,000 shares of common stock, which were valued at market price of $54,000.  The other two issuances were for the Company’s Chief Operating Officer and Vice President of Customer Service, both of which achieved milestones predicated by their employment agreements.  The total number of shares vested for these two officers totaled 89,200 shares of common stock that were valued at market price of $37,464.

On January 23, 2013, the Company authorized the issuance of 330,000 shares of common stock in exchange for services, 180,000 of these shares were earned and expensed in the year ended December 31, 2012.  The remaining 150,000 shares were valued at the market price at the date of authorization for a total expense of $58,500.

On January 23, 2013, the Company conducted the third and final closing under a private placement offering, selling 225,000 units for $90,000 ($45,000 and 112,500 shares of which was received and accounted for in the year ended December 31, 2012).  The shares were sold for $0.40 each and came with two warrants.  The Class A warrants have an exercise price of $0.55 and a term of three years.  The Class B warrants have an exercise price of $0.75 and a term of five years.  All of the shares sold were issued as of December 31, 2013.

On March 6, 2013, the Company issued 10,000 shares of restricted common stock for $4,000 to a consultant.

On March 19, 2013, the Company conducted the first closing under a private placement offering selling 750,000 units for $300,000 to three accredited investors. Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share. In connection with the sale of these units, the Company paid Finance 500, Inc., a registered broker/dealer and managing dealer for the offering, selling commissions in the amount of $39,000 and is obligated to issue 112,500 warrants to Finance 500. Each warrant will entitle Finance 500, or its assignees, to purchase one share of the Company’s common stock at $0.40 per share for ten years. The Company also incurred $46,121 of expenses associated with this offering, for a net amount of $253,879.

On April 30, 2013 the Company completed a closing under a private placement offering selling 187,500 units for $75,000 to three accredited investors.  Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for a $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share.  In connection with the sale of these units, the Company paid selling commissions to a registered broker/dealer and managing dealer for the offering in the amount of $9,750.  The Company incurred $11,324 of total expenses associated with this offering, for a net amount of $63,675, and is obligated to issue 28,125 warrants to the registered broker in association with the sale.

On April 30, 2013 the Company issued 12,500 shares of common stock for cash in the amount of $5,000.

On May 6, 2013, the Company conducted a closing under a private placement offering selling 625,000 units for $250,000 to an accredited investor.  Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one fie year warrant to purchase one share of common stock for $0.75 per share.  In connection with the sale of these units, the Company paid selling commissions to registered broker/dealer and managing dealer for the offering in the amount of $32,500.  The Company incurred $36,214 of total expenses associated with this offering, for a net amount of $213,786 and is obligated to issue 93,750 warrants to the registered broker in association with this sale.

On May 15, 2013, the Company entered into an amendment with its investment banking firm to reduce the warrants payable to the firm by 30,000.

On June 12, 2013, the Company conducted a closing under a private placement offering selling 437,500 units for $175,000 to four accredited investors.  Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 and one five year warrant to purchase one share of common stock for $0.75 per share.  In connection with the sale of these units, the Company paid selling commissions to a registered broker/dealer and managing dealer for the offering in the amount of $22,750.  The Company incurred $31,558 of total expenses associated with this offering, for a net amount of $143,442 and is obligated to issue 65,625 warrants to the registered broker in association with this sale.

On June 30, 2013 employees vested 325,700 shares of common stock.  The value of the stock was $114,039 and the 325,700 shares were issued in the third quarter of 2013.  See Note 15 for further details.

On July 16, 2013, the Company issued a five-year warrant to purchase 22,000 shares of common stock at $0.40 per share for the second month of services under an Investor Relations Letter of Engagement. The warrant was valued at $6,300.

On July 30, 2013, the Company entered into two agreements with independent contractors to deliver a training course for their product.  As part of the agreement, the Company will issue each contractor 19,445 shares of its common stock, with a value of $7,778 for each of their services, totaling 38,890 shares of its common stock, with a value of $15,556 which were expensed during the third quarter of 2013.

On July 30, 2013, the Company conducted a closing under a private placement offering selling 187,500 units for $75,000 to three accredited investors. Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share. In connection with the sale of these units, the Company paid a registered broker/dealer and managing dealer for the offering, selling commissions in the amount of $9,750 and is obligated to issue 28,125 warrants to registered broker. Each warrant will entitle registered broker, or its assignees, to purchase one share of the Company’s common stock at $0.40 per share for ten years. The Company also incurred $25,659 of expenses associated with this offering, for a net amount of $49,341.

On August 12, 2013, the CEO agreed to convert $35,000 of his notes payable into 100,000 shares of common stock, with a value of $35,000 by exercising his warrants.  These shares were issued in the fourth quarter of 2013.

On August 29, 2013, the Company authorized and issued 225,000 shares of common stock with a value of $67,500 to a director and engineer for services performed for the Company.

On August 29, 2013, the Company authorized and issued 17,500 shares of common stock with a value of $6,125 to an employee.

On August 30, 2013 the Company issued 150,000 shares of common stock, valued at $0.25 per share, upon exercise of a warrant form and receipt of $37,500 from a current stockholder.

On August 30, 2013, the Company issued 142,000 shares of common stock, valued at $41,194, for public and investor relation services pursuant to an agreement dated August 26, 2013.

On August 30, 2013, the Company issued a five-year warrant to purchase 22,000 shares of common stock at $0.40 per share for the third and final month of services under an Investor Relations Letter of Engagement.  The warrant was valued at $5,311.

On September 23, 2013, the Company issued 31,500 shares of common stock, valued at $11,009 to a consultant for services per a signed contract.  The shares were issued at $0.3495 per share.

On September 30, 2013, the Company authorized and recognized the expense for the issuance of 150,000 shares of common stock, valued at $66,000 to its CEO pursuant to the terms of his employment agreement.  These shares were issued in the first quarter of 2014.

On September 30, 2013, the Company authorized and recognized the expense for the issuance of 104,000 shares of common stock, valued at $45,760 shares to its Interim CFO pursuant to the terms of her consulting agreement.  These shares were issued in the first quarter of 2014.

On September 30, 2013, the Company authorized and recognized the expense for the issuance of 31,500 shares of common stock, valued at $13,388, to a consultant for services per a signed contract.

During the three months ended September 30, 2013, in connection with the issuance of new promissory notes, the Company issued 1,023,935 three year warrants for the purchase of shares of its common stock for $0.40 per share.

On October 1, 2013, the Company sold 250,000 shares of common stock with an aggregate value of $100,000.  Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share.

On October 10, 2013, the Company sold 100,000 shares of common stock with an aggregate value of $40,000.  Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share.  These shares were owed but not issued as of December 31, 2013.

On October 25, 2013, the Company conducted a closing under a private placement offering selling 787,500 units for $315,000 to eleven accredited investors. Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share. In connection with the sale of these units, the Company paid a registered broker/dealer and managing dealer for the offering, selling commissions in the amount of $40,950. The Company also incurred $8,774 of expenses associated with this offering, for a net amount of $265,276.

On October 29, 2013, two investors exercised 57,500 warrants to purchase common stock with total cash payments of $14,375.

On November 12, 2013, the Company conducted a closing under a private placement offering selling 1,373,750 units for $549,500 to three accredited investors. Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share. In connection with the sale of these units, the Company paid a registered broker/dealer and managing dealer for the offering, selling commissions in the amount of $71,435. The Company also incurred $2,314 of expenses associated with this offering, for a net amount of $475,751.  These shares were issued in the second quarter of 2014.

On November 20, 2013, the Company conducted a closing under a private placement offering selling 362,500 units for $145,000 to five accredited investors. Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share. In connection with the sale of these units, the Company paid a registered broker/dealer and managing dealer for the offering, selling commissions in the amount of $18,850. The Company also incurred $2,650 of expenses associated with this offering, for a net amount of $123,500.

On November 26, 2013, the Company issued 71,429 shares of common stock, valued at $50,000 for public and investor relation services pursuant to an agreement dated August 26, 2013.  These shares were issued in the first quarter of 2014.

On December 31, 2013, the Company authorized 20,000 shares of common stock for engineering assistance with the Company’s security device.  The services were valued at $9,165.  15,000 of these shares were issued in the first quarter of 2014.  5,000 shares were owed but not issued as of June 30, 2014

On December 31, 2013, the Company issued 360,000 shares of its common stock to its six directors for director fees.  The services were valued at $219,960.  These shares were issued in the first quarter of 2014.

On December 31, 2013, the Company issued 100,000 shares of its common stock to its CEO as a bonus for services performed for the Corporation.  These shares were valued at $61,100.  These shares were issued in the first quarter of 2014.

On December 31, 2013, the Company authorized and recognized the expense for the issuance of 150,000 shares of common stock, valued at $91,650 to its CEO pursuant to the terms of his employment agreement.  These shares were issued in the first quarter of 2014.

On December 31, 2013, the Company authorized and recognized the expense for the issuance of 104,000 shares of common stock, valued at $63,544 to its Interim CFO pursuant to the terms of her consulting agreement.  These shares were issued in the first quarter of 2014.

On December 31, 2013, the Company authorized and recognized the expense for the issuance of 212,500 shares of common stock, valued at $129,838 to its COO pursuant to the terms of his employment agreement.  These shares were issued in the first quarter of 2014.

On December 31, 2013, the Company authorized and recognized the expense for the issuance of 52,800 shares of common stock, valued at $32,261 to its VP of Customer Support pursuant to the terms of his employment agreement.  These shares were issued in the first quarter of 2014.

As of December 31, 2013, there were 37,274,292 shares of common stock outstanding, 2,855,979 were owed but not issued and there were no preferred shares.

On February 3, 2014, the Company authorized and recognized the expense for 325,000 shares of common stock, valued at $130,000 to an outside consultant pursuant to an agreement with the consultant.  These shares were owed but not issued as of June 30, 2014.

On February 3, 2014, the Company authorized and recognized the expense for 98,039 shares of common stock, valued at $50,000 to an outside consultant pursuant to an agreement with the consultant.  These shares were issued in the second quarter of 2014.

On March 31, 2014, the Company authorized and recognized the expense for the issuance of 104,250 shares of common stock, valued at $53,040 to its Interim CFO pursuant to the terms of her consulting agreement.  These shares were issued in the second quarter of 2014.

On March 31, 2014, the Company authorized and recognized the expense for the issuance of 150,000 shares of common stock, valued at $76,500 to its CEO pursuant to the terms of his employment agreement.  These shares were issued in the second quarter of 2014.

On May 20, 2014, the Company authorized and recognized the expense for the issuance of 60,000 shares of common stock, valued at $30,600 to a board member.

On June 18, 2014, the Company authorized 200,000 shares of common stock to its interim CFO per the terms of her new employment contract (See Note 15). The associated expense recognized during the second quarter of 2014 was $96,020. These shares were issued as of June 30, 2014.

On May 27, 2014, the Company authorized and recognized the expense for the issuance of 105,000 shares of common stock, valued at $49,350 to its interim CFO per her new employment contract (See Note 15).  These shares were owed but not issued as of June 30, 2014.

As of June 30, 2014, there were 40,737,560 common shares issued and outstanding, 435,000 common shares owed but not issued, and no preferred shares issued.

Note 8 – Stockholders’ equity

During the year ended December 31, 2012, the Company authorized a total of 1,130,000 shares of common stock for compensation.  180,000 shares were issued to the board of directors, at the market price of $0.40, for a total expense of $72,000.  150,000 were issued to an employee, at the market price of $0.20, for a total expense of $30,000.  500,000 shares were authorized as a bonus to an officer/board member.  These shares were valued at the market price of $0.35 for a total expense of $175,000.  The final 300,000 shares are discussed in the next paragraph.  As of December 31, 2012, 500,000 shares had not been issued and were subsequently issued in the first quarter of 2013.

During the year ended December 31, 2012, the Company agreed to issue 300,000 shares of common stock in relation to compensation for a consulting agreement.  The shares were valued at $132,000, which was the fair market value on the date the agreement was signed and set up as a prepaid asset that is being amortized over the one-year life of the agreement.  As of December 31, 2013, the entire amount had been expensed.   These shares were issued in the first quarter of 2013.

During the year ended December 31, 2012, the Company authorized the issuance of 325,000 shares of common stock in exchange for services.  The shares were valued at the market price at the date of authorization for a total expense of $152,025.  145,000 shares were issued as of December 31, 2012, and 180,000 were issued in the first quarter of 2013.

During the year ended December 31, 2012, the Company agreed to sell 505,000 shares of common stock for total proceeds of $202,000.  The shares were sold for $0.40 each and came with two warrants.  The Class A warrants have an exercise price of $0.55 and a term of three years.  The Class B warrants have an exercise price of $0.75 and a term of five years.  392,500 of the shares sold were issued as of December 31, 2012 and 112,500 shares were issued in the first quarter of 2013.

During the year ended December 31, 2012, the Company received $61,750 for the exercise of 247,000 warrants at $0.25 each.

During the year ended December 31, 2012, the Company converted $669,500 of notes payable and $23,648 of related accrued interest into 3,241,184 shares of common stock.  3,107,690 of these shares had been issued as of December 31, 2012, and 133,494 were issued in the first quarter of 2013.

During the year ended December 31, 2012, the Company reached a settlement with a former contractor, whereby the contractor surrendered 700,000 shares of common stock for cancellation.  The Contractor had received the shares in prior periods for services to be rendered.  The Company felt that the services had not been rendered and the settlement was reached.  The Company has cancelled the shares.  During the same period, the Company issued 60,000 shares to a consultant in error.  These shares were subsequently cancelled in 2012.

As of December 31, 2012, there were 30,874,508 common shares issued and outstanding, 1,225,994 common shares owed but not issued, and no preferred shares issued.  As of March 31, 2013, all of these shares were issued to their respective parties.

During the quarter ended March 31, 2013, three employees vested shares of common stock in accordance with their employment agreements (see Note 13).  The first was the CEO/Director, vesting 150,000 shares of common stock, which were valued at market price of $54,000.  The other two issuances were for the Company’s Chief Operating Officer and Vice President of Customer Service, both of which achieved milestones predicated by their employment agreements.  The total number of shares vested for these two officers totaled 89,200 shares of common stock that were valued at market price of $37,464.

On January 23, 2013, the Company authorized the issuance of 330,000 shares of common stock in exchange for services, 180,000 of these shares were earned and expensed in the year ended December 31, 2012.  The remaining 150,000 shares were valued at the market price at the date of authorization for a total expense of $58,500.

On January 23, 2013, the Company conducted the third and final closing under a private placement offering, selling 225,000 units for $90,000 ($45,000 and 112,500 shares of which was received and accounted for in the year ended December 31, 2012).  The shares were sold for $0.40 each and came with two warrants.  The Class A warrants have an exercise price of $0.55 and a term of three years.  The Class B warrants have an exercise price of $0.75 and a term of five years.  All of the shares sold were issued as of December 31, 2013.

On March 6, 2013, the Company issued 10,000 shares of restricted common stock for $4,000 to a consultant.

On March 19, 2013, the Company conducted the first closing under a private placement offering selling 750,000 units for $300,000 to three accredited investors. Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share. In connection with the sale of these units, the Company paid Finance 500, Inc., a registered broker/dealer and managing dealer for the offering, selling commissions in the amount of $39,000 and is obligated to issue 112,500 warrants to Finance 500. Each warrant will entitle Finance 500, or its assignees, to purchase one share of the Company’s common stock at $0.40 per share for ten years. The Company also incurred $46,121 of expenses associated with this offering, for a net amount of $253,879.

On April 30, 2013 the Company completed a closing under a private placement offering selling 187,500 units for $75,000 to three accredited investors.  Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for a $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share.  In connection with the sale of these units, the Company paid selling commissions to a registered broker/dealer and managing dealer for the offering in the amount of $9,750.  The Company incurred $11,324 of total expenses associated with this offering, for a net amount of $63,675, and is obligated to issue 28,125 warrants to the registered broker in association with the sale.

On April 30, 2013 the Company issued 12,500 shares of common stock for cash in the amount of $5,000.

On May 6, 2013, the Company conducted a closing under a private placement offering selling 625,000 units for $250,000 to an accredited investor.  Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share.  In connection with the sale of these units, the Company paid selling commissions to registered broker/dealer and managing dealer for the offering in the amount of $32,500.  The Company incurred $36,214 of total expenses associated with this offering, for a net amount of $213,786 and is obligated to issue 93,750 warrants to the registered broker in association with this sale.

On May 15, 2013, the Company entered into an amendment with its investment banking firm to reduce the warrants payable to the firm by 30,000.

On June 12, 2013, the Company conducted a closing under a private placement offering selling 437,500 units for $175,000 to four accredited investors.  Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 and one five year warrant to purchase one share of common stock for $0.75 per share.  In connection with the sale of these units, the Company paid selling commissions to a registered broker/dealer and managing dealer for the offering in the amount of $22,750.  The Company incurred $31,558 of total expenses associated with this offering, for a net amount of $143,442 and is obligated to issue 65,625 warrants to the registered broker in association with this sale.

On June 30, 2013 employees vested 325,700 shares of common stock.  The value of the stock was $114,039 and the 325,700 shares were issued in the third quarter of 2013.  See Note 13 for further details.

On July 16, 2013, the Company issued a five-year warrant to purchase 22,000 shares of common stock at $0.40 per share for the second month of services under an Investor Relations Letter of Engagement. The warrant was valued at $6,300.

On July 30, 2013, the Company entered into two agreements with independent contractors to deliver a training course for their product.  As part of the agreement, the Company will issue each contractor 19,445 shares of its common stock, with a value of $7,778 for each of their services, totaling 38,890 shares of its common stock, with a value of $15,556 which were expensed during the third quarter of 2013.

On July 30, 2013, the Company conducted a closing under a private placement offering selling 187,500 units for $75,000 to three accredited investors. Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share. In connection with the sale of these units, the Company paid a registered broker/dealer and managing dealer for the offering, selling commissions in the amount of $9,750 and is obligated to issue 28,125 warrants to registered broker. Each warrant will entitle registered broker, or its assignees, to purchase one share of the Company’s common stock at $0.40 per share for ten years. The Company also incurred $25,659 of expenses associated with this offering, for a net amount of $49,341.

On August 12, 2013, the CEO agreed to convert $35,000 of his notes payable into 100,000 shares of common stock, with a value of $35,000 by exercising his warrants.  These shares were issued in the fourth quarter of 2013.

On August 29, 2013, the Company authorized and issued 225,000 shares of common stock with a value of $67,500 to a director and engineer for services performed for the Company.

On August 29, 2013, the Company authorized and issued 17,500 shares of common stock with a value of $6,125 to an employee.

On August 30, 2013 the Company issued 150,000 shares of common stock, valued at $0.25 per share, upon exercise of a warrant form and receipt of $37,500 from a current stockholder.

On August 30, 2013, the Company issued 142,000 shares of common stock, valued at $41,194, for public and investor relation services pursuant to an agreement dated August 26, 2013.

On August 30, 2013, the Company issued a five-year warrant to purchase 22,000 shares of common stock at $0.40 per share for the third and final month of services under an Investor Relations Letter of Engagement.  The warrant was valued at $5,311.

On September 23, 2013, the Company issued 31,500 shares of common stock, valued at $11,009 to a consultant for services per a signed contract.  The shares were issued at $0.3495 per share.

On September 30, 2013, the Company authorized and recognized the expense for the issuance of 150,000 shares of common stock, valued at $66,000 to its CEO pursuant to the terms of his employment agreement.  These shares were owed but not issued as of December 31, 2013.

On September 30, 2013, the Company authorized and recognized the expense for the issuance of 104,000 shares of common stock, valued at $45,760 shares to its Interim CFO pursuant to the terms of her consulting agreement.  These shares were owed but not issued as of December 31, 2013.

On September 30, 2013, the Company authorized and recognized the expense for the issuance of 31,500 shares of common stock, valued at $13,388, to a consultant for services per a signed contract.

During the three months ended September 30, 2013, in connection with the issuance of new promissory notes, the Company issued 1,123,933 three-year warrants for the purchase of shares of its common stock for $0.40 per share.

On October 1, 2013, the Company sold 250,000 shares of common stock with an aggregate value of $100,000.  Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share.

On October 10, 2013, the Company sold 100,000 shares of common stock with an aggregate value of $40,000.  Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share.  These shares were owed but not issued as of December 31, 2013.

On October 25, 2013, the Company conducted a closing under a private placement offering selling 787,500 units for $315,000 to eleven accredited investors. Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share. In connection with the sale of these units, the Company paid a registered broker/dealer and managing dealer for the offering, selling commissions in the amount of $40,950. The Company also incurred $8,774 of expenses associated with this offering, for a net amount of $265,276.

On October 29, 2013, two investors exercised 57,500 warrants to purchase common stock with total cash payments of $14,375.

On November 12, 2013, the Company conducted a closing under a private placement offering selling 1,373,750 units for $549,500 to three accredited investors. Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share. In connection with the sale of these units, the Company paid a registered broker/dealer and managing dealer for the offering, selling commissions in the amount of $71,435. The Company also incurred $2,314 of expenses associated with this offering, for a net amount of $475,751.  These shares were owed but not issued as of December 31, 2013.

On November 20, 2013, the Company conducted a closing under a private placement offering selling 362,500 units for $145,000 to five accredited investors. Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share. In connection with the sale of these units, the Company paid a registered broker/dealer and managing dealer for the offering, selling commissions in the amount of $18,850. The Company also incurred $2,650 of expenses associated with this offering, for a net amount of $123,500.

On November 26, 2013, the Company issued 71,429 shares of common stock, valued at $50,000 for public and investor relation services pursuant to an agreement dated August 26, 2013.  These shares were owed but not issued as of December 31, 2013.

On December 31, 2013, the Company issued 15,000 shares of common stock for engineering assistance with the Company’s security device.  The services were valued at $9,165.  These shares were owed but not issued as of December 31, 2013.

On December 31, 2013, the Company issued 360,000 shares of its common stock to its six directors for director fees.  The services were valued at $219,960.  These shares were owed but not issued as of December 31, 2013.

On December 31, 2013, the Company issued 100,000 shares of its common stock to its CEO as a bonus for services performed for the Corporation.  These shares were valued at $61,100.  These shares were owed but not issued as of December 31, 2013.

On December 31, 2013, the Company authorized and recognized the expense for the issuance of 150,000 shares of common stock, valued at $91,650 to its CEO pursuant to the terms of his employment agreement.  These shares were owed but not issued as of December 31, 2013.

On December 31, 2013, the Company authorized and recognized the expense for the issuance of 104,000 shares of common stock, valued at $63,544 to its Interim CFO pursuant to the terms of her consulting agreement.  These shares were owed but not issued as of December 31, 2013.

On December 31, 2013, the Company authorized and recognized the expense for the issuance of 212,500 shares of common stock, valued at $129,838 to its COO pursuant to the terms of his employment agreement.  These shares were owed but not issued as of December 31, 2013.

On December 31, 2013, the Company authorized and recognized the expense for the issuance of 52,800 shares of common stock, valued at $32,261 to its VP of Customer Support pursuant to the terms of his employment agreement.  These shares were owed but not issued as of December 31, 2013.

As of December 31, 2013, there were 37,274,292 common shares issued and outstanding, 2,855,979 common shares owed but not issued, and no preferred shares issued.